Note 4 - Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2013	2012
Patent	$184,906	$146,538
Less accumulated amortization	(51,389)	(39,851)
	$133,517	$106,687